Performance Graph - Unaudited	12 Months Ended
Dec. 31, 2019
Performance Graph [Abstract]
Cumulative Total Shareholder Return [Text Block]
PERFORMANCE GRAPH (UNAUDITED)
The following graph presents the cumulative total shareholder return for the five years ending December 31, 2019 for our common stock, as compared to the Standard & Poor's 500 Stock Index and to the Dow Jones 30 Industrial Average. Our common stock price is a component of both indices. These figures assume that all dividends paid over the five-year period were reinvested, and that the starting value of each index and the investment in common stock was $100.00 on December 31, 2014.